Equity - Narrative (Details) - EUR (€)		12 Months Ended
	Jun. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		173,539,745	162,521,524
Par value per share (in euro per share)		€ 0.15
Issue of equity		€ 27,435,000	€ 61,180,000
Share issue related cost		1,239,000	€ 4,041,000
Proceeds from issue of ordinary shares		€ 26,200,000
Number of shares authorised (in shares)		16,002,496	14,003,064
Maximum capital increase authorised, under resolutions 26, 27, 28, 29, 32 and 33	€ 5,018,145
Maximum capital increase authorised, under resolution 25	€ 5,175,000
Other reserves		€ 83,318,000	€ 73,203,000
Other regulated reserves
Disclosure of classes of share capital [line items]
Other reserves		€ 52,820,000	€ 52,820,000	€ 52,820,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		9,333,332
Ordinary Shares, 1
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		7,666,666
Price per share issued (in euro per share)		€ 2.74
Ordinary Shares, 2
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,666,666
Price per share issued (in euro per share)		€ 3.86